CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 28,802	$ 21,329
Accounts receivable, less allowance for doubtful accounts of $17,102 in 2017 and $18,196 in 2016	619,200	678,184
Inventories	821,683	876,837
Other current assets	43,044	32,100
Total current assets	1,512,729	1,608,450
Property, plant and equipment, at cost
Land	6,634	6,634
Buildings	50,593	50,622
Fixtures and equipment	370,628	353,362
Leasehold improvements	37,763	37,147
Capitalized software costs	101,081	97,010
Total property, plant and equipment	566,699	544,775
Less: accumulated depreciation and amortization	433,906	416,524
Net property, plant equipment	132,793	128,251
Intangible assets, net	73,441	83,690
Goodwill	13,153	297,906
Other long-term assets	42,134	45,209
Total assets	1,774,250	2,163,506
Current liabilities:
Accounts payable	500,883	484,602
Accrued liabilities	189,916	197,804
Current maturities of long-term debt	6,079	28
Total current liabilities	696,878	682,434
Deferred income taxes	1,192	6,378
Long-term debt	492,044	608,941
Other long-term liabilities	89,222	84,647
Total liabilities	1,279,336	1,382,400
Stockholders’ equity:
Common stock, $0.10 par value; authorized - 100,000,000 shares, issued - 74,435,628 shares in 2017 and 2016	7,444	7,444
Additional paid-in capital	412,987	409,805
Treasury stock, at cost – 36,811,366 shares in 2017 and 36,951,522 shares in 2016	(1,093,813)	(1,096,744)
Retained earnings	1,219,309	1,507,057
Accumulated other comprehensive loss	(51,013)	(46,456)
Total stockholders’ equity	494,914	781,106
Total liabilities and stockholders’ equity	$ 1,774,250	$ 2,163,506